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                     METROPOLITAN LIFE SEPARATE ACCOUNT UL
             FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
       SUPPLEMENT DATED JANUARY 17, 1997 TO PROSPECTUS DATED MAY 1, 1996

  This supplements the information contained in the May 1, 1996 prospectus ("Prospectus") of Metropolitan Life Separate Account UL ("Separate Account"), relating to certain flexible premium multifunded life insurance policies ("Policies"). You should keep this Supplement to the Prospectus for future reference.

  Metropolitan Life will not mail a Notice of Free Look to Policy owners that completed Part A of the application on or after February 1, 1997. Therefore, the "Free Look Period" section that appears on page 8 of the Prospectus is amended to delete all references to the Notice of Free Look, including any time periods that were measured from the mailing of the Notice of Free Look.

  Metropolitan Life Insurance Company, One Madison Avenue, New York, New York
                                     10010

                        METROPOLITAN SERIES FUND, INC.
      SUPPLEMENT DATED DECEMBER 27, 1996 TO PROSPECTUS DATED MAY 1, 1996

  This supplements the information contained in the prospectus ("Prospectus") of Metropolitan Series Fund, Inc. ("Fund"), dated May 1, 1996. You should keep this Supplement to the Prospectus for future reference.

 The following replaces the portion of the eighth paragraph under "Management of the Fund" that pertains to Mr. Yogg:

  John T. Wilson is the portfolio manager for the Growth Portfolio and for the equity portion of the Diversified Portfolio. Mr. Wilson is a member of the State Street Research Equity Group's Growth Team and a Vice President of the Firm. Mr. Wilson joined the Firm in 1996 as a portfolio manager. Before joining State Street Research, Mr. Wilson served as a portfolio manager with Phoenix Home Mutual Life Insurance Company. He received a B.A. from Trinity College and an M.B.A. from Duke University. Mr. Wilson has 6 years of investment experience.

  Metropolitan Life Insurance Company, One Madison Avenue, New York, New York
                10010 Attention: Retirement and Savings Center

ML-UL2-SUPP-1 (2/97 Edition)                          97011PCW(exp 0597)MLIC-LD